REVENUE (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Disclosure of major customers [line items]
Media cost		$ 117,301
Customer One [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	13.60%